LEASES - Components of lease cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
LEASES
Operating lease cost	¥ 19,039,544	¥ 14,221,894	¥ 7,785,841
Short-term lease cost	84,296	83,665	50,659
Total	¥ 19,123,840	¥ 14,305,559	¥ 7,836,500